Derivative financial Instruments - Schedule of Maturity of Financial Instruments (Details) - Cash flow hedges - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Total	$ 1,120,302	$ 1,205,427
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	331,137	454,581
From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	116,762	303,441
Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	643,135	418,137
More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	29,268	29,268
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	7,039	0
Foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	7,039	0
Foreign exchange risk | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	1,113,263	1,205,427
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	324,098	454,581
Interest rate and foreign exchange risk | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	116,762	303,441
Interest rate and foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	643,135	418,137
Interest rate and foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 29,268	$ 29,268